Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:
Property and equipment	Expected useful life (Number of years)
Freehold property	50 years
Computer	3 years
Furniture and fittings	10 years
Office equipment	10 years
Motor vehicles	5 years
Leasehold improvements	5 years

Schedule of Class of Assets Measured at Fair Value

The following table shows an analysis of each class of assets measured at fair value at the end of the reporting period:

	Fair value measurement at the reporting period using
	Quoted prices in active markets for identical instruments (Level 1)	Significant observable input other than quoted prices (Level 2)	Significant unobservable inputs (Level 3)	Total
	S$	S$	S$	S$
As of March 31, 2026
Financial assets:
At fair value through profit or loss
Investment Funds	-	14,604,646	-	14,604,646

As of March 31, 2025
Financial assets:
At fair value through profit or loss
Investment Funds	-	3,448,147	-	3,448,147